Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Group
Finance charge accrued on convertible loan notes (recognized as debt)	$ 12	$ 12	$ 12
Total finance costs	$ 12	$ 12	$ 12